Income taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2023 MYR (RM)	Dec. 31, 2022 SGD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	50.00%	50.00%	50.00%
IncomeTaxExpenseBenefit | $		$ 10,000
Taxable income exempted from income tax | $		190,000
Additional paid in capital	$ 16,200,462				$ 21,907,954		$ 11,292,123
Gross profit	$ 594,280	$ 803,645		$ 1,526,372
MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	24.00%	24.00%	24.00%
IncomeTaxExpenseBenefit			RM 600,000
Additional paid in capital						RM 2,500,000
Gross profit			50,000,000
IncomeTaxExpenseBenefit			RM 600,000
Minimum [Member] | SINGAPORE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	17.00%	17.00%	17.00%
Minimum [Member] | MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	1700.00%	1700.00%	1700.00%
Maximum [Member] | SINGAPORE
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	75.00%	75.00%	75.00%
Maximum [Member] | MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax rate	24.00%	24.00%	24.00%